Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Basic and diluted weighted-average shares outstanding	32,975,000			32,975,000		9,322,714
Basic and diluted net loss per share	$ 0.00			$ (0.01)		$ (0.02)
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Basic and diluted weighted-average shares outstanding	8,243,750	7,500,000	7,500,000	8,243,750	7,500,000	7,485,546
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)		$ (0.02)